RECURRING CHANGE IN FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
RECURRING CHANGE IN FAIR VALUE
Schedule of information about the reconciliation of the Level 3 fair value measurements of available-for-sale investments
RMB
Balance at January 1, 2016	—
Initial recognition	126,716
Unrealized gain	38,501

Balance at December 31, 2016	165,217

Unrealized gain	147,602

Balance at December 31, 2017	312,819